TAXATION (Deferred Tax Assets) (Details) (CNY)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Asset [Line Items]
Less: Valuation allowance	(242,117,755)	(402,860,548)	(73,967,071)	(6,308,714)
Deferred Tax Asset Current [Member]
Deferred Tax Asset [Line Items]
Net operating losses
Provision for inventories, accounts receivable and other receivable	59,362,637	170,795,477
Change in fair value of forward contracts	(5,270,148)	(1,749,190)
Accrued warranty costs	5,923,185	4,952,344
Accrued interest	503,377	6,529,370
Other temporary differences	5,283,025	(5,153,313)
Total deferred tax assets	65,802,076	175,374,688
Less: Valuation allowance	(65,802,076)	(175,374,688)
Net deferred tax assets - current
Deferred Tax Asset Noncurrent [Member]
Deferred Tax Asset [Line Items]
Net operating losses	39,762,082	91,384,912
Accrued warranty costs	25,977,871	25,690,397
Increase in fair value of property, plant and equipment and land use rights arising from business combination	(2,052,738)	(3,532,006)
Impairment of property, plant and equipment	43,098,028	17,470,545
Provision of prepayment for purchase of property, plant and equipment	6,629,065	11,048,442
Provision for advance to suppliers to be utilized beyond one year	34,158,957	56,931,594
Timing difference for revenue recognition of retainage contract	25,442,086	28,557,111
Other temporary differences	3,300,328	(65,135)
Total deferred tax assets	176,315,679	227,485,860
Less: Valuation allowance	(176,315,679)	(227,485,860)
Deferred tax assets-non-current, net